Shareholders' Equity (Deficit) - Schedule of Share Based Compensation Activity (Detail) (USD $)	1 Months Ended				12 Months Ended
	Jul. 31, 2013	May 31, 2010	May 31, 2008	Jun. 30, 2007	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Available for Grant of Option or Award, Beginning balance					2,954,024	750,133
Options granted, Shares Available for Grant of Option or Award					(1,170,000)	(560,000)
Increase in authorized shares, Shares Available for Grant of Option or Award	40,000,000	4,000,000	2,700,000	1,600,000	40,000,000	4,000,000
Options cancelled, Shares Available for Grant of Option, Award or Unit					148,900	648,308
Options exercised, Shares Available for Grant of Option, Award or Unit
Restricted share awards cancelled, Shares Available for Grant of Options or Award					150,000
Shares Available for Grant of Option or Award, Ending balance					40,869,591	2,954,024
Number of Shares, Beginning balance					6,755,200	6,843,508
Options granted, Number of Shares					1,170,000	560,000
Options cancelled, Number of Shares					(148,900)	(648,308)
Options exercised, Number of Shares					(10,000)
Number of Shares, Ending balance					7,766,300	6,755,200
Weighted Average Exercise Price, Beginning balance					$ 0.83	$ 1.05
Options granted, Weighted Average Exercise Price					$ 0.16	$ 0.15
Options cancelled, Weighted Average Exercise Price					$ 1.92	$ 2.52
Options Exercised, Weighted Average Exercise Price					$ 0.16
Weighted Average Exercise Price, Ending balance					$ 0.71	$ 0.83
Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards granted, Shares Available for Grant of Option or Award					(1,213,333)	(1,884,417)
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per Share, Beginning Balance					$ 0.12	$ 0.12
Options granted, Price per Share					$ 0.12	$ 0.15
Options cancelled, Price per Share					$ 0.15	$ 0.13
Options exercised, Price per Share					$ 0.16
Price per Share, Ending Balance					$ 0.12	$ 0.12
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per Share, Beginning Balance					$ 12.00	$ 24.10
Options granted, Price per Share					$ 0.20	$ 0.15
Options cancelled, Price per Share					$ 10.80	$ 24.10
Options exercised, Price per Share					$ 0.16
Price per Share, Ending Balance					$ 12.00	$ 12.00